Consolidated Statements of Changes in Equity ₪ in Millions, $ in Millions		ILS (₪)		USD ($)		Share capital ILS (₪)		Share capital USD ($)		Retained earnings ILS (₪)	Retained earnings USD ($)	Share premium ILS (₪)		Share premium USD ($)	Foreign currency translation reserve ILS (₪)	Foreign currency translation reserve USD ($)	Other reserves ILS (₪) [1]	Other reserves USD ($)		Loans granted to purchase shares ILS (₪)	Treasury shares ILS (₪)	Treasury shares USD ($)		Equity attributable to equity holders,Total [Member] ILS (₪)		Equity attributable to equity holders,Total [Member] USD ($)		Non-controlling interests ILS (₪)	Non-controlling interests USD ($)
Beginning balance at Dec. 31, 2014		₪ 25,870				₪ 232				₪ 4,915		₪ 4,411			₪ (1,641)		₪ 127			[2]	₪ (21)			₪ 8,023		$ 2,122		₪ 17,847
Net income		2,306	[3]							620														620				1,686
Other comprehensive income (loss)		(3,473)	[4]												(1,462)		(59)							(1,521)				(1,952)
Total comprehensive income (loss)		(1,167)								620					(1,462)		(59)							(901)				(266)
Issue of shares net of issuance expenses		586				17						569												586
Exercise and forfeiture of share options into Company's shares	[2]											3					(3)
Cost of share-based payment		49															3							3				46
Dividend declared/ paid		(328)								(328)														(328)
Charging the non-controlling interests share in equity deficit of subsidiary to equity holders of the Company																	(76)							(76)				76
Capital issuance to non-controlling interests		2,451															85							85				2,366
Acquisition of non-controlling interests		(197)															12							12				(209)
Dividend to non-controlling interests		(1,078)																										(1,078)
Repayment of loans to purchase shares			[2]																	[2]					[2]
Non-controlling interests in initially consolidated subsidiaries		4,250																										4,250
Early redemption, conversion and re-purchase of convertible debentures in subsidiary		(2)																										(2)
Ending balance at Dec. 31, 2015		30,995				249		$ 65		5,207	$ 1,354	4,983		$ 1,296	(3,103)	$ (807)	197	$ 51		[2]	(21)	$ (5)		7,512		7,512		23,483	$ 6,107
Net income		3,180	[3],[5]							787														787				2,393
Other comprehensive income (loss)		(447)	[4],[5]												(154)		103							(51)				(396)
Total comprehensive income (loss)		2,733	[5]							787					(154)		103							736				1,997
Exercise and forfeiture of share options into Company's shares												9					(9)
Cost of share-based payment		51															8							8				43
Dividend declared/ paid		(295)								(295)														(295)				0
Charging the non-controlling interests share in equity deficit of subsidiary to equity holders of the Company																	(2)							(2)				2
Capital issuance to non-controlling interests		1,614															61							61				1,553
Acquisition of non-controlling interests		(349)															104							104				(453)
Dividend to non-controlling interests		(1,285)																										(1,285)
Sale of shares to non-controlling interests		326															31							31				295
Non-controlling interest in sold subsidiary		(18)															0											(18)
Re-purchase of convertible debentures in subsidiary		(4)															3							3				(7)
Ending balance at Dec. 31, 2016		33,768		$ 9,742		249		72		5,699	1,644	4,992		1,440	(3,257)	(939)	496	143	[1]		(21)	(6)		8,158		2,354		25,610	7,388
Net income		1,249		360						493	142				0				[1]					493		142		756	218
Other comprehensive income (loss)		754		217											1,549	447	53	15	[1]					1,602		462		(848)	(245)
Total comprehensive income (loss)		2,003		577						493	142				1,549	447	53	15	[1]					2,095		604		(92)	(27)
Exercise and forfeiture of share options into Company's shares			[2]		[6]		[2]		[6]			11		3			(11)	(3)	[1]
Purchase of treasury shares		(73)		(21)									[2]								(73)	(21)		(73)		(21)
Cancellation of treasury shares						(3)		(1)				(89)		(26)							92	27				0
Cost of share-based payment		15		4													11	3	[1]					11		3		4	1
Dividend declared/ paid		(273)		(79)						(273)	(79)								[1]					(273)	[7]	(79)	[8]
Loss of control in previously consolidated subsidiaries		(16,630)		(4,796)																								(16,630)	(4,796)
Capital issuance to non-controlling interests		41		12													6	2	[1]					6		2		35	10
Acquisition of non-controlling interests		(63)		(19)											(14)	(4)	26	7	[1]					12		3		(75)	(22)
Dividend to non-controlling interests		(671)		(194)															[1]									(671)	(194)
Ending balance at Dec. 31, 2017		₪ 18,117		$ 5,226		₪ 246		$ 71		₪ 5,919	$ 1,707	₪ 4,914		$ 1,417	₪ (1,722)	$ (496)	₪ 581	$ 167	[1]		₪ (2)		[6]	₪ 9,936		$ 2,866		₪ 8,181	$ 2,360

[1]	For additional details regarding other reserves, see Note 27d.
[2]	Represents an amount of less than NIS 1 million.
[3]	Reclassified, refer to note 2ff.
[4]	Reclassified, refer to Note 2f.
[5]	Reclassified, refer to Note 2dd.
[6]	Represents an amount of less than U.S. $ 1 million.
[7]	In the year ended in December 31, 2017 the Company declared a dividend in the amount of NIS 1.40 per share (in a total amount of NIS 273 million). NIS 68.4 million (NIS 0.35 per share) was paid on April 24, 2017, NIS 68.4 million (NIS 0.35 per share) was paid on July 3, 2017, NIS 68.2 million (NIS 0.35 per share) was paid on October 3, 2017 and NIS 67.7 million (NIS 0.35 per share) was paid on January 2, 2018.
[8]	In the year ended in December 31, 2017 the Company declared a dividend in the amount of U.S. $ 0.4 per share (in a total amount of U.S. $ 79 million). U.S. $ 20 million (U.S. $ 0.1 per share) was paid on April 24, 2017, U.S. $20 million (U.S. $ 0.1 per share) was paid on July 3, 2017, U.S. $ 20 million (U.S. $ 0.1 per share) was paid on October 3, 2017 and U.S. $ 19 million (U.S. $ 0.1 per share) was paid on January 2, 2018.